Subsequent Events (Details) - Subsequent Event $ in Millions	Mar. 01, 2022 location	Feb. 17, 2022 USD ($)	Feb. 15, 2022 USD ($)	Feb. 10, 2022
Subsequent Event [Line Items]
Joint venture, reimbursement payable waived			$ 6.5
Number of locations acquired | location	23
Chief Executive Officer
Subsequent Event [Line Items]
Related party transaction, lease termination, release of unpaid tenant improvement allowances held in escrow		$ 0.6
IndiaCo
Subsequent Event [Line Items]
Ownership percentage				27.50%